UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

This report on Form N-Q relates solely to the Registrant's Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Strategies Portfolio and Value Strategies Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Balanced Portfolio

September 30, 2014

1.808794.110

VIPBAL-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	256,141	$ 7,942,932
Hotels, Restaurants & Leisure - 3.0%
ARAMARK Holdings Corp.	32,100	844,230
Extended Stay America, Inc. unit	605,925	14,384,660
Hilton Worldwide Holdings, Inc.	177,300	4,366,899
Marriott International, Inc. Class A	84,182	5,884,322
McDonald's Corp.	148,930	14,120,053
Panera Bread Co. Class A (a)	77,231	12,567,028
Starbucks Corp.	197,400	14,895,804
Yum! Brands, Inc.	159,826	11,504,275
		78,567,271
Internet & Catalog Retail - 0.7%
Ctrip.com International Ltd. sponsored ADR (a)	54,500	3,093,420
HomeAway, Inc. (a)	35,684	1,266,782
Liberty Interactive Corp. Series A (a)	389,248	11,101,353
Qunar Cayman Islands Ltd. sponsored ADR	98,502	2,723,580
Travelport Worldwide Ltd. (a)	42,600	701,196
		18,886,331
Media - 3.1%
CBS Outdoor Americas, Inc.	34,700	1,038,918
Comcast Corp. Class A	84,210	4,528,814
DIRECTV (a)	126,101	10,910,259
DreamWorks Animation SKG, Inc. Class A (a)(d)	185,800	5,066,766
Liberty Media Corp. Class C (a)	138,500	6,508,115
Manchester United PLC (a)	179,600	2,959,808
The Madison Square Garden Co. Class A (a)	176,662	11,680,891
Time Warner Cable, Inc.	15,560	2,232,704
Twenty-First Century Fox, Inc. Class A	611,140	20,955,991
Viacom, Inc. Class B (non-vtg.)	207,386	15,956,279
		81,838,545
Multiline Retail - 0.6%
Dollar General Corp. (a)	259,942	15,885,056
Specialty Retail - 0.5%
TJX Companies, Inc.	220,823	13,066,097
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	219,300	19,561,560
TOTAL CONSUMER DISCRETIONARY		235,747,792
CONSUMER STAPLES - 6.6%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	20,000	2,217,957
Coca-Cola Icecek Sanayi A/S	29,000	626,101
Diageo PLC sponsored ADR	23,900	2,758,060
Embotelladora Andina SA sponsored ADR	33,300	638,028
Monster Beverage Corp. (a)	45,700	4,189,319

	Shares	Value
Pernod Ricard SA	30,000	$ 3,396,594
Remy Cointreau SA	26,700	1,922,236
The Coca-Cola Co.	531,486	22,673,193
		38,421,488
Food & Staples Retailing - 1.5%
CVS Health Corp.	189,176	15,056,518
Kroger Co.	212,537	11,051,924
Sysco Corp.	94,819	3,598,381
Wal-Mart Stores, Inc.	90,135	6,892,623
Whole Foods Market, Inc.	108,500	4,134,935
		40,734,381
Food Products - 0.7%
Bunge Ltd.	42,768	3,602,349
Keurig Green Mountain, Inc.	29,668	3,860,697
Mead Johnson Nutrition Co. Class A	69,652	6,701,915
Nestle SA	32,698	2,403,010
The Hershey Co.	25,100	2,395,293
		18,963,264
Household Products - 1.2%
Procter & Gamble Co.	394,576	33,041,794
Personal Products - 0.1%
L'Oreal SA	10,900	1,730,543
Nu Skin Enterprises, Inc. Class A (d)	16,600	747,498
		2,478,041
Tobacco - 1.6%
Altria Group, Inc.	383,800	17,631,772
British American Tobacco PLC sponsored ADR	186,419	21,080,261
Philip Morris International, Inc.	37,231	3,105,065
Souza Cruz SA	73,000	587,519
		42,404,617
TOTAL CONSUMER STAPLES		176,043,585
ENERGY - 6.8%
Energy Equipment & Services - 1.2%
Aspen Aerogels, Inc.	95,473	866,131
C&J Energy Services, Inc. (a)	98,500	3,009,175
Dril-Quip, Inc. (a)	33,000	2,950,200
FMC Technologies, Inc. (a)	74,900	4,067,819
Halliburton Co.	223,100	14,392,181
Independence Contract Drilling, Inc.	119,373	1,402,633
Ocean Rig UDW, Inc. (United States)	71,800	1,157,416
Oceaneering International, Inc.	64,400	4,196,948
		32,042,503
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	130,474	13,235,283
BG Group PLC	173,200	3,197,419
Cabot Oil & Gas Corp.	179,260	5,860,009
Chevron Corp.	303,200	36,177,824
Cimarex Energy Co.	46,185	5,843,788
Emerald Oil, Inc. warrants 2/4/16 (a)	21,741	0
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	85,866	$ 8,502,451
EP Energy Corp.	111,400	1,947,272
Exxon Mobil Corp.	236,300	22,224,015
Kinder Morgan Holding Co. LLC (d)	188,200	7,215,588
Kinder Morgan Management LLC	42,100	3,963,715
Memorial Resource Development Corp.	108,750	2,948,213
Noble Energy, Inc.	167,513	11,451,189
Phillips 66 Co.	119,426	9,710,528
Phillips 66 Partners LP	25,000	1,668,750
PrairieSky Royalty Ltd.	23,900	752,243
Suncor Energy, Inc.	126,080	4,562,724
Valero Energy Partners LP	70,200	3,133,026
Whiting Petroleum Corp. (a)	76,675	5,946,146
		148,340,183
TOTAL ENERGY		180,382,686
FINANCIALS - 10.9%
Banks - 4.6%
Bank of America Corp.	2,088,887	35,615,523
Citigroup, Inc.	412,054	21,352,638
Huntington Bancshares, Inc.	718,430	6,990,324
JPMorgan Chase & Co.	536,600	32,324,784
Societe Generale Series A	55,400	2,828,307
SunTrust Banks, Inc.	109,673	4,170,864
Synovus Financial Corp.	70,242	1,660,521
U.S. Bancorp	401,947	16,813,443
		121,756,404
Capital Markets - 1.5%
Ameriprise Financial, Inc.	47,272	5,832,419
BlackRock, Inc. Class A	27,372	8,986,775
Carlyle Group LP	28,100	855,926
E*TRADE Financial Corp. (a)	160,600	3,627,954
Goldman Sachs Group, Inc.	20,700	3,799,899
Invesco Ltd.	77,412	3,056,226
Northern Trust Corp.	62,000	4,217,860
Oaktree Capital Group LLC Class A	15,191	776,260
State Street Corp.	73,200	5,388,252
The Blackstone Group LP	67,850	2,135,918
		38,677,489
Consumer Finance - 1.4%
Capital One Financial Corp.	324,531	26,488,220
Discover Financial Services	50,300	3,238,817
Navient Corp.	200,752	3,555,318
SLM Corp.	410,152	3,510,901
Springleaf Holdings, Inc.	40,400	1,289,972
		38,083,228
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.:
Class A (a)	17	3,517,300

	Shares	Value
Class B (a)	83,200	$ 11,493,248
IntercontinentalExchange Group, Inc.	32,000	6,241,600
KBC Ancora (a)	32,400	972,940
PICO Holdings, Inc. (a)	48,568	968,932
		23,194,020
Insurance - 1.7%
Direct Line Insurance Group PLC	759,213	3,621,008
esure Group PLC	128,800	482,129
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,600	2,957,109
Marsh & McLennan Companies, Inc.	201,133	10,527,301
MetLife, Inc.	271,991	14,611,357
Principal Financial Group, Inc.	28,500	1,495,395
The Chubb Corp.	34,600	3,151,368
The Travelers Companies, Inc.	65,028	6,108,730
Unum Group	57,700	1,983,726
		44,938,123
Real Estate Investment Trusts - 0.6%
Altisource Residential Corp. Class B	44,400	1,065,600
American Tower Corp.	20,898	1,956,680
Boston Properties, Inc.	53,000	6,135,280
Digital Realty Trust, Inc. (d)	58,000	3,618,040
Piedmont Office Realty Trust, Inc. Class A	103,285	1,821,947
Senior Housing Properties Trust (SBI)	51,298	1,073,154
Sun Communities, Inc.	11,200	565,600
		16,236,301
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	207,106	6,159,332
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	101,600	1
TOTAL FINANCIALS		289,044,898
HEALTH CARE - 9.8%
Biotechnology - 3.0%
Actelion Ltd.	22,262	2,618,647
Alexion Pharmaceuticals, Inc. (a)	61,150	10,139,893
Amgen, Inc.	127,609	17,923,960
Biogen Idec, Inc. (a)	40,391	13,361,747
BioMarin Pharmaceutical, Inc. (a)	33,000	2,381,280
Celgene Corp. (a)	30,500	2,890,790
Gilead Sciences, Inc. (a)	229,683	24,449,755
Vertex Pharmaceuticals, Inc. (a)	55,900	6,278,129
		80,044,201
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	758,480	8,957,649
Covidien PLC	127,968	11,070,512
Edwards Lifesciences Corp. (a)	27,300	2,788,695
Medtronic, Inc.	65,200	4,039,140
Quidel Corp. (a)	36,123	970,625
The Cooper Companies, Inc.	34,914	5,437,856
		33,264,477
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.4%
Brookdale Senior Living, Inc. (a)	77,200	$ 2,487,384
Cigna Corp.	99,600	9,032,724
HCA Holdings, Inc. (a)	115,600	8,152,112
Henry Schein, Inc. (a)	26,224	3,054,309
McKesson Corp.	76,428	14,878,239
		37,604,768
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A	65,900	1,856,403
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	156,900	8,940,162
Thermo Fisher Scientific, Inc.	89,017	10,833,369
		19,773,531
Pharmaceuticals - 3.3%
AbbVie, Inc.	260,829	15,065,483
Actavis PLC (a)	60,323	14,554,733
Allergan, Inc.	42,700	7,608,713
Bristol-Myers Squibb Co.	248,660	12,726,419
Horizon Pharma PLC (a)(d)	27,017	331,769
Horizon Pharma, Inc. warrants 9/25/17 (a)	164,400	1,296,186
Merck & Co., Inc.	132,959	7,881,810
Pfizer, Inc.	196,310	5,804,887
Roche Holding AG (participation certificate)	18,090	5,342,033
Salix Pharmaceuticals Ltd. (a)	24,100	3,765,384
Shire PLC	75,300	6,497,008
Teva Pharmaceutical Industries Ltd. sponsored ADR	109,900	5,907,125
		86,781,550
TOTAL HEALTH CARE		259,324,930
INDUSTRIALS - 6.3%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	161,612	15,049,309
Meggitt PLC	964,600	7,055,691
TransDigm Group, Inc.	55,400	10,211,882
		32,316,882
Air Freight & Logistics - 0.4%
FedEx Corp.	63,148	10,195,245
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	186,300	5,333,769
Electrical Equipment - 1.2%
Acuity Brands, Inc.	61,700	7,262,707
AMETEK, Inc.	349,591	17,552,964
Hubbell, Inc. Class B	61,552	7,418,863
		32,234,534

	Shares	Value
Industrial Conglomerates - 1.4%
Danaher Corp.	268,918	$ 20,432,390
Roper Industries, Inc.	117,781	17,230,182
		37,662,572
Machinery - 0.4%
Deere & Co.	105,300	8,633,547
Pall Corp.	8,700	728,190
		9,361,737
Professional Services - 0.5%
Verisk Analytics, Inc. (a)	211,486	12,877,383
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	220,394	16,320,176
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	47,517	11,957,653
TOTAL INDUSTRIALS		168,259,951
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 1.1%
Cisco Systems, Inc.	198,659	5,000,247
Juniper Networks, Inc.	81,628	1,808,060
QUALCOMM, Inc.	288,108	21,541,835
Riverbed Technology, Inc. (a)	108,181	2,006,217
		30,356,359
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	119,579	6,611,523
Internet Software & Services - 4.1%
58.com, Inc. ADR	38,600	1,437,850
Benefitfocus, Inc. (d)	6,224	167,675
ChannelAdvisor Corp. (a)	78,650	1,289,860
Cvent, Inc. (a)	170,778	4,332,638
Demandware, Inc. (a)	56,404	2,872,092
Endurance International Group Holdings, Inc.	130,492	2,123,105
Facebook, Inc. Class A (a)	286,804	22,668,988
Five9, Inc. (d)	180,500	1,180,470
Google, Inc. Class C (a)	98,867	57,081,851
NAVER Corp.	2,775	2,122,778
Opower, Inc. (d)	111,519	2,103,248
Twitter, Inc.	89,200	4,600,936
Velti PLC (a)(g)	284,296	5,117
Wix.com Ltd. (a)	38,184	620,490
Yahoo!, Inc. (a)	89,479	3,646,269
Zoopla Property Group PLC	425,576	1,632,357
		107,885,724
IT Services - 1.2%
ASAC II LP (a)(g)	444,553	6,352,913
Fidelity National Information Services, Inc.	134,737	7,585,693
Lionbridge Technologies, Inc. (a)	84,956	382,302
Quindell PLC (d)	322,718	759,911
Sapient Corp. (a)	118,328	1,656,592
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	103,900	$ 3,216,744
Visa, Inc. Class A	56,300	12,012,731
		31,966,886
Semiconductors & Semiconductor Equipment - 1.2%
Micron Technology, Inc. (a)	188,200	6,447,732
NVIDIA Corp.	189,400	3,494,430
NXP Semiconductors NV (a)	232,209	15,890,062
RF Micro Devices, Inc. (a)	408,200	4,710,628
		30,542,852
Software - 2.3%
Activision Blizzard, Inc.	48,700	1,012,473
Adobe Systems, Inc. (a)	138,631	9,591,879
Autodesk, Inc. (a)	88,400	4,870,840
CommVault Systems, Inc. (a)	47,102	2,373,941
Covisint Corp.	35,200	146,080
Fleetmatics Group PLC (a)	27,016	823,988
Imperva, Inc. (a)	85,779	2,464,431
Intuit, Inc.	66,300	5,811,195
Microsoft Corp.	20,829	965,632
Mobileye NV	243,355	11,737,255
Oracle Corp.	238,679	9,136,632
Qlik Technologies, Inc. (a)	33,650	909,896
salesforce.com, Inc. (a)	204,800	11,782,144
		61,626,386
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	630,211	63,493,755
Electronics for Imaging, Inc. (a)	80,827	3,570,129
Hewlett-Packard Co.	393,300	13,950,351
		81,014,235
TOTAL INFORMATION TECHNOLOGY		350,003,965
MATERIALS - 3.2%
Chemicals - 2.6%
Airgas, Inc.	172,000	19,031,800
Cabot Corp.	26,475	1,344,136
CF Industries Holdings, Inc.	8,500	2,373,370
E.I. du Pont de Nemours & Co.	50,300	3,609,528
Eastman Chemical Co.	63,496	5,136,191
Ecolab, Inc.	66,800	7,670,644
FMC Corp.	74,600	4,266,374
LyondellBasell Industries NV Class A	75,212	8,172,536
Methanex Corp.	29,500	1,969,213
Monsanto Co.	64,867	7,298,186
Potash Corp. of Saskatchewan, Inc.	102,100	3,535,370

	Shares	Value
Sigma Aldrich Corp.	9,200	$ 1,251,292
W.R. Grace & Co. (a)	32,525	2,957,824
		68,616,464
Construction Materials - 0.1%
Eagle Materials, Inc.	22,900	2,331,907
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	222,700	2,768,161
Rock-Tenn Co. Class A	69,244	3,294,630
		6,062,791
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	111,300	3,633,945
Nucor Corp.	60,100	3,262,228
		6,896,173
TOTAL MATERIALS		83,907,335
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.2%
CenturyLink, Inc.	41,915	1,713,904
Level 3 Communications, Inc. (a)	68,104	3,114,396
Verizon Communications, Inc.	554,652	27,727,053
		32,555,353
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	136,150	3,930,651
Telephone & Data Systems, Inc.	18,900	452,844
		4,383,495
TOTAL TELECOMMUNICATION SERVICES		36,938,848
UTILITIES - 2.1%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	74,500	3,889,645
Edison International	53,405	2,986,408
Exelon Corp.	135,900	4,632,831
NextEra Energy, Inc.	93,177	8,747,457
PPL Corp.	130,500	4,285,620
		24,541,961
Gas Utilities - 0.2%
National Fuel Gas Co.	58,053	4,063,129
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	12,100	419,749
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	124,800	3,803,904
Multi-Utilities - 0.9%
Dominion Resources, Inc.	117,900	8,145,711
NiSource, Inc.	105,800	4,335,684
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	57,650	$ 2,596,556
Sempra Energy	69,445	7,318,114
		22,396,065
TOTAL UTILITIES		55,224,808
TOTAL COMMON STOCKS (Cost $1,566,372,222)		1,834,878,798
Nonconvertible Preferred Stocks - 0.0%

CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR (Cost $871,976)	121,800	797,790
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $1,162,000)	$ 1,162,000	971,444
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 10/30/14 to 12/18/14 (e) (Cost $929,971)	930,000	929,976
Fixed-Income Funds - 29.1%
	Shares
Fidelity High Income Central Fund 2 (f)	960,424	110,784,861
Fidelity VIP Investment Grade Central Fund (f)	6,256,696	661,270,167
TOTAL FIXED-INCOME FUNDS (Cost $739,402,272)		772,055,028
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	46,703,497	$ 46,703,497
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,979,705	10,979,705
TOTAL MONEY MARKET FUNDS (Cost $57,683,202)		57,683,202
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,366,421,643)		2,667,316,238
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(14,292,387)
NET ASSETS - 100%		$ 2,653,023,851
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
190 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 18,672,250	$ (223,021)

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $929,976.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,358,031 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 4,445,530
Velti PLC	4/19/13	$ 426,444
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,526
Fidelity High Income Central Fund 2	4,864,572
Fidelity Securities Lending Cash Central Fund	53,363
Fidelity VIP Investment Grade Central Fund	13,407,153
Total	$ 18,377,614
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 107,889,655	$ 4,882,131	$ -	$ 110,784,861	13.0%
Fidelity VIP Investment Grade Central Fund	501,202,484	146,250,041	-	661,270,167	15.7%
Total	$ 609,092,139	$ 151,132,172	$ -	$ 772,055,028
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 235,747,792	$ 235,747,792	$ -	$ -
Consumer Staples	176,841,375	172,220,408	4,620,967	-
Energy	180,382,686	176,319,136	4,063,550	-
Financials	289,044,898	289,044,897	-	1
Health Care	259,324,930	246,189,703	13,135,227	-
Industrials	168,259,951	168,259,951	-	-
Information Technology	350,003,965	331,908,680	11,742,372	6,352,913
Materials	83,907,335	83,907,335	-	-
Telecommunication Services	36,938,848	36,938,848	-	-
Utilities	55,224,808	55,224,808	-	-
Corporate Bonds	971,444	-	971,444	-
U.S. Government and Government Agency Obligations	929,976	-	929,976	-
Fixed-Income Funds	772,055,028	772,055,028	-	-
Money Market Funds	57,683,202	57,683,202	-	-
Total Investments in Securities:	$ 2,667,316,238	$ 2,625,499,788	$ 35,463,536	$ 6,352,914
Derivative Instruments:
Liabilities
Futures Contracts	$ (223,021)	$ (223,021)	$ -	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $2,364,089,269. Net unrealized appreciation aggregated $303,226,969, of which $334,978,285 related to appreciated investment securities and $31,751,316 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

September 30, 2014

1.808777.110

VIPDCA-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 18.8%
Auto Components - 0.7%
Tenneco, Inc. (a)	26,900	$ 1,407,139
Automobiles - 2.3%
Harley-Davidson, Inc.	76,637	4,460,273
Diversified Consumer Services - 0.6%
H&R Block, Inc.	34,107	1,057,658
Hotels, Restaurants & Leisure - 6.7%
Brinker International, Inc.	33,126	1,682,470
Buffalo Wild Wings, Inc. (a)	900	120,843
Fiesta Restaurant Group, Inc. (a)	10,000	496,800
Paddy Power PLC (Ireland)	23,242	1,678,272
Starbucks Corp.	73,945	5,579,890
Whitbread PLC	22,814	1,536,353
Wyndham Worldwide Corp.	19,699	1,600,741
		12,695,369
Leisure Products - 1.1%
Polaris Industries, Inc.	13,513	2,024,112
Media - 3.5%
A.H. Belo Corp. Class A	42,000	448,140
Dentsu, Inc.	15,000	571,005
Interpublic Group of Companies, Inc.	63,084	1,155,699
The Walt Disney Co.	36,100	3,213,983
Time Warner Cable, Inc.	9,200	1,320,108
		6,708,935
Multiline Retail - 1.0%
J.C. Penney Co., Inc. (a)(d)	186,000	1,867,440
Specialty Retail - 2.2%
TJX Companies, Inc.	70,790	4,188,644
Textiles, Apparel & Luxury Goods - 0.7%
Kate Spade & Co. (a)	1,169	30,663
Oxford Industries, Inc.	20,745	1,265,238
		1,295,901
TOTAL CONSUMER DISCRETIONARY		35,705,471
CONSUMER STAPLES - 3.4%
Tobacco - 3.4%
Lorillard, Inc.	107,716	6,453,266
ENERGY - 4.2%
Energy Equipment & Services - 1.4%
Halliburton Co.	41,000	2,644,910
Oil, Gas & Consumable Fuels - 2.8%
Devon Energy Corp.	17,200	1,172,696
EOG Resources, Inc.	7,300	722,846
Golar LNG Ltd.	11,700	776,880

	Shares	Value
The Williams Companies, Inc.	29,600	$ 1,638,360
YPF SA Class D sponsored ADR	29,162	1,078,702
		5,389,484
TOTAL ENERGY		8,034,394
FINANCIALS - 16.3%
Capital Markets - 13.3%
Affiliated Managers Group, Inc. (a)	11,678	2,339,804
Ameriprise Financial, Inc.	61,092	7,537,531
BlackRock, Inc. Class A	11,354	3,727,745
Charles Schwab Corp.	161,560	4,748,248
E*TRADE Financial Corp. (a)	112,370	2,538,438
Fortress Investment Group LLC	120,000	825,600
Monex Group, Inc.	172,600	450,090
Morgan Stanley	68,700	2,374,959
Waddell & Reed Financial, Inc. Class A	14,300	739,167
		25,281,582
Diversified Financial Services - 2.5%
McGraw Hill Financial, Inc.	55,076	4,651,168
Insurance - 0.5%
Marsh & McLennan Companies, Inc.	16,900	884,546
TOTAL FINANCIALS		30,817,296
HEALTH CARE - 33.4%
Biotechnology - 22.0%
Actelion Ltd.	12,129	1,426,717
Alexion Pharmaceuticals, Inc. (a)	15,552	2,578,833
Amgen, Inc.	84,401	11,854,964
Biogen Idec, Inc. (a)	16,050	5,309,501
Celgene Corp. (a)	68,706	6,511,955
Cubist Pharmaceuticals, Inc.	16,826	1,116,237
Gilead Sciences, Inc. (a)	111,682	11,888,548
Medivation, Inc. (a)	10,659	1,053,855
		41,740,610
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	250,408	2,957,318
Health Care Providers & Services - 1.3%
HCA Holdings, Inc. (a)	17,231	1,215,130
McKesson Corp.	6,700	1,304,289
		2,519,419
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	11,595	1,900,652
Pharmaceuticals - 7.5%
AbbVie, Inc.	27,500	1,588,400
Actavis PLC (a)	12,393	2,990,183
Astellas Pharma, Inc.	50,500	751,917
Cardiome Pharma Corp. (a)	20,000	178,600
Flamel Technologies SA sponsored ADR (a)	18,778	268,713
Jazz Pharmaceuticals PLC (a)	25,856	4,151,439
Pacira Pharmaceuticals, Inc. (a)	15,105	1,463,977
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC	22,200	$ 1,915,453
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,600	462,250
The Medicines Company (a)	17,896	399,439
		14,170,371
TOTAL HEALTH CARE		63,288,370
INDUSTRIALS - 5.7%
Building Products - 0.4%
Lennox International, Inc.	9,291	714,199
Industrial Conglomerates - 0.5%
3M Co.	6,500	920,920
Machinery - 0.8%
Snap-On, Inc.	86	10,413
Wabtec Corp.	18,536	1,502,157
		1,512,570
Marine - 0.6%
Ultrapetrol (Bahamas) Ltd. (a)	370,000	1,154,400
Professional Services - 0.3%
Corporate Executive Board Co.	10,000	600,700
Road & Rail - 3.1%
Canadian Pacific Railway Ltd.	6,165	1,279,460
Norfolk Southern Corp.	21,000	2,343,600
Union Pacific Corp.	20,700	2,244,294
		5,867,354
TOTAL INDUSTRIALS		10,770,143
INFORMATION TECHNOLOGY - 8.2%
Electronic Equipment & Components - 0.6%
OMRON Corp.	24,500	1,112,469
Internet Software & Services - 6.4%
Datalex PLC	500,000	978,864
Facebook, Inc. Class A (a)	60,434	4,776,703
Google, Inc. Class A (a)	10,938	6,436,029
		12,191,596
Software - 0.1%
Rovi Corp. (a)	11,799	232,971
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	19,900	2,004,925
TOTAL INFORMATION TECHNOLOGY		15,541,961

	Shares	Value
MATERIALS - 4.4%
Chemicals - 3.3%
CF Industries Holdings, Inc.	2,085	$ 582,174
E.I. du Pont de Nemours & Co.	21,700	1,557,192
Ferro Corp. (a)	64,020	927,650
Intrepid Potash, Inc. (a)(d)	41,000	633,450
Monsanto Co.	12,100	1,361,371
Potash Corp. of Saskatchewan, Inc.	22,100	765,247
Westlake Chemical Corp.	5,600	484,904
		6,311,988
Metals & Mining - 1.1%
Alcoa, Inc.	31,000	498,790
ArcelorMittal SA Class A unit	31,000	424,390
Steel Dynamics, Inc.	14,139	319,683
United States Steel Corp.	18,400	720,728
		1,963,591
TOTAL MATERIALS		8,275,579
TOTAL COMMON STOCKS (Cost $145,904,436)		178,886,480
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 0.12% (b)	12,721,708	12,721,708
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,049,000	2,049,000
TOTAL MONEY MARKET FUNDS (Cost $14,770,708)		14,770,708
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $160,675,144)		193,657,188
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(4,215,445)
NET ASSETS - 100%		$ 189,441,743
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,728
Fidelity Securities Lending Cash Central Fund	6,066
Total	$ 10,794
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 35,705,471	$ 35,705,471	$ -	$ -
Consumer Staples	6,453,266	6,453,266	-	-
Energy	8,034,394	8,034,394	-	-
Financials	30,817,296	30,817,296	-	-
Health Care	63,288,370	61,372,917	1,915,453	-
Industrials	10,770,143	10,770,143	-	-
Information Technology	15,541,961	15,541,961	-	-
Materials	8,275,579	8,275,579	-	-
Money Market Funds	14,770,708	14,770,708	-	-
Total Investments in Securities:	$ 193,657,188	$ 191,741,735	$ 1,915,453	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 2,107,179
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $160,731,493. Net unrealized appreciation aggregated $32,925,695, of which $35,489,046 related to appreciated investment securities and $2,563,351 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth & Income Portfolio

September 30, 2014

1.808773.110

VIPGI-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Automobiles - 0.1%
General Motors Co.	24,000	$ 766,560
Diversified Consumer Services - 0.3%
H&R Block, Inc.	115,892	3,593,811
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	109,900	5,655,454
Domino's Pizza, Inc.	9,800	754,208
Las Vegas Sands Corp.	24,300	1,511,703
McDonald's Corp.	40,409	3,831,177
Yum! Brands, Inc.	119,389	8,593,620
		20,346,162
Household Durables - 0.2%
Tupperware Brands Corp.	25,300	1,746,712
Media - 3.8%
Comcast Corp. Class A (special) (non-vtg.)	400,371	21,419,849
Lamar Advertising Co. Class A	18,300	901,275
Scripps Networks Interactive, Inc. Class A	20,655	1,612,949
Sinclair Broadcast Group, Inc. Class A (e)	139,118	3,629,589
Time Warner, Inc.	158,649	11,931,991
Viacom, Inc. Class B (non-vtg.)	32,300	2,485,162
		41,980,815
Multiline Retail - 2.2%
Target Corp.	391,777	24,556,582
Specialty Retail - 2.0%
DSW, Inc. Class A	68,800	2,071,568
Lowe's Companies, Inc.	292,817	15,495,876
Sally Beauty Holdings, Inc. (a)	63,700	1,743,469
Staples, Inc.	73,539	889,822
TJX Companies, Inc.	38,600	2,283,962
		22,484,697
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	22,450	1,680,062
TOTAL CONSUMER DISCRETIONARY		117,155,401
CONSUMER STAPLES - 11.5%
Beverages - 3.4%
Diageo PLC	179,171	5,167,675
PepsiCo, Inc.	98,443	9,164,059
SABMiller PLC	80,700	4,484,743
The Coca-Cola Co.	453,753	19,357,103
		38,173,580
Food & Staples Retailing - 1.3%
CVS Health Corp.	85,764	6,825,957
Kroger Co.	29,938	1,556,776
Walgreen Co.	102,823	6,094,319
		14,477,052
Food Products - 0.4%
Kellogg Co.	65,977	4,064,183

	Shares	Value
Household Products - 2.1%
Procter & Gamble Co.	257,250	$ 21,542,115
Svenska Cellulosa AB (SCA) (B Shares)	54,045	1,288,961
		22,831,076
Tobacco - 4.3%
British American Tobacco PLC sponsored ADR	144,257	16,312,582
Lorillard, Inc.	247,655	14,837,011
Philip Morris International, Inc.	126,838	10,578,289
Reynolds American, Inc.	107,700	6,354,300
		48,082,182
TOTAL CONSUMER STAPLES		127,628,073
ENERGY - 10.4%
Energy Equipment & Services - 1.0%
Ensco PLC Class A	73,436	3,033,641
National Oilwell Varco, Inc.	7,000	532,700
Oceaneering International, Inc.	38,700	2,522,079
Schlumberger Ltd.	50,547	5,140,124
		11,228,544
Oil, Gas & Consumable Fuels - 9.4%
Apache Corp.	86,100	8,082,207
BG Group PLC	518,132	9,565,156
Canadian Natural Resources Ltd.	117,550	4,566,811
Chevron Corp.	234,868	28,024,450
EQT Midstream Partners LP	13,300	1,191,813
Exxon Mobil Corp.	27,938	2,627,569
Golar LNG Ltd.	40,300	2,675,920
Imperial Oil Ltd.	136,400	6,443,970
Kinder Morgan Holding Co. LLC	31,100	1,192,374
Markwest Energy Partners LP	124,712	9,580,376
Occidental Petroleum Corp.	47,944	4,609,816
Peabody Energy Corp.	62,313	771,435
PrairieSky Royalty Ltd.	6,500	204,585
Suncor Energy, Inc.	347,160	12,563,413
The Williams Companies, Inc.	187,090	10,355,432
Western Gas Partners LP	14,600	1,095,000
		103,550,327
TOTAL ENERGY		114,778,871
FINANCIALS - 20.1%
Banks - 12.2%
Bank of America Corp.	1,303,032	22,216,696
Citigroup, Inc.	486,818	25,226,909
FirstMerit Corp.	59,100	1,040,160
JPMorgan Chase & Co.	745,932	44,934,941
M&T Bank Corp.	12,679	1,563,194
PNC Financial Services Group, Inc.	77,772	6,655,728
Standard Chartered PLC (United Kingdom)	479,332	8,862,473
SunTrust Banks, Inc.	168,564	6,410,489
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
U.S. Bancorp	192,898	$ 8,068,923
Wells Fargo & Co.	199,069	10,325,709
		135,305,222
Capital Markets - 4.9%
Apollo Investment Corp.	65,301	533,509
Ares Capital Corp.	46,491	751,295
Artisan Partners Asset Management, Inc.	30,900	1,608,345
BlackRock, Inc. Class A	3,500	1,149,120
Carlyle Group LP	32,900	1,002,134
Charles Schwab Corp.	317,984	9,345,550
FXCM, Inc. Class A	19,817	314,099
Invesco Ltd.	22,900	904,092
KKR & Co. LP	291,493	6,500,294
Morgan Stanley	209,583	7,245,284
Northern Trust Corp.	108,145	7,357,104
Oaktree Capital Group LLC Class A	16,600	848,260
State Street Corp.	184,979	13,616,304
The Blackstone Group LP	101,500	3,195,220
		54,370,610
Diversified Financial Services - 0.7%
IntercontinentalExchange Group, Inc.	27,521	5,367,971
TPG Specialty Lending, Inc.	134,800	2,158,148
		7,526,119
Insurance - 1.4%
Brown & Brown, Inc.	28,200	906,630
Marsh & McLennan Companies, Inc.	50,842	2,661,070
MetLife, Inc.	164,739	8,849,779
MetLife, Inc. unit	48,500	1,493,315
Principal Financial Group, Inc.	31,700	1,663,299
		15,574,093
Real Estate Investment Trusts - 0.7%
American Homes 4 Rent (f)	36,401	614,813
First Potomac Realty Trust	27,600	324,300
Gaming & Leisure Properties	14,700	454,230
Sun Communities, Inc.	97,769	4,937,335
WP Carey, Inc.	18,700	1,192,499
		7,523,177
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	167,250	2,384,985
TOTAL FINANCIALS		222,684,206
HEALTH CARE - 8.5%
Biotechnology - 1.4%
Amgen, Inc.	102,844	14,445,468
Intercept Pharmaceuticals, Inc. (a)	3,145	744,390
		15,189,858
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	71,897	2,990,196

	Shares	Value
Ansell Ltd.	37,520	$ 638,945
ResMed, Inc. (e)	33,302	1,640,790
Zimmer Holdings, Inc.	34,400	3,458,920
		8,728,851
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	55,400	4,150,568
McKesson Corp.	49,588	9,653,296
Patterson Companies, Inc.	61,943	2,566,298
Quest Diagnostics, Inc.	33,265	2,018,520
		18,388,682
Pharmaceuticals - 4.7%
AbbVie, Inc.	99,752	5,761,676
Astellas Pharma, Inc.	169,900	2,529,717
GlaxoSmithKline PLC sponsored ADR (e)	257,494	11,836,999
Johnson & Johnson	151,359	16,133,356
Novartis AG sponsored ADR	63,425	5,970,195
Teva Pharmaceutical Industries Ltd. sponsored ADR	167,703	9,014,036
Theravance, Inc.	36,500	623,785
		51,869,764
TOTAL HEALTH CARE		94,177,155
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.1%
Meggitt PLC	391,891	2,866,537
Rolls-Royce Group PLC	126,911	1,984,379
The Boeing Co.	90,917	11,581,007
United Technologies Corp.	65,687	6,936,547
		23,368,470
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	57,801	3,833,362
FedEx Corp.	4,200	678,090
PostNL NV (a)	405,700	1,752,987
United Parcel Service, Inc. Class B	142,872	14,042,889
		20,307,328
Airlines - 0.1%
Copa Holdings SA Class A	11,400	1,223,106
Commercial Services & Supplies - 0.7%
ADT Corp. (e)	141,107	5,003,654
KAR Auction Services, Inc.	86,858	2,486,745
Waste Management, Inc.	14,400	684,432
		8,174,831
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	31,079	3,745,952
Industrial Conglomerates - 3.2%
General Electric Co.	1,363,250	34,926,465
Machinery - 0.4%
Cummins, Inc.	2,500	329,950
Deere & Co.	36,600	3,000,834
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Stanley Black & Decker, Inc.	4,800	$ 426,192
Valmont Industries, Inc.	5,200	701,636
		4,458,612
Professional Services - 0.4%
Acacia Research Corp.	71,289	1,103,554
Bureau Veritas SA	129,800	2,868,198
Exova Group Ltd. PLC (a)	110,800	317,035
		4,288,787
Road & Rail - 2.5%
CSX Corp.	363,347	11,648,905
J.B. Hunt Transport Services, Inc.	89,782	6,648,357
Kansas City Southern	13,400	1,624,080
Norfolk Southern Corp.	51,693	5,768,939
TransForce, Inc.	69,800	1,684,623
		27,374,904
Trading Companies & Distributors - 0.8%
Brenntag AG	11,234	552,098
W.W. Grainger, Inc.	15,220	3,830,113
Watsco, Inc.	56,192	4,842,627
		9,224,838
TOTAL INDUSTRIALS		137,093,293
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 2.3%
Cisco Systems, Inc.	634,304	15,965,432
QUALCOMM, Inc.	130,961	9,791,954
		25,757,386
Internet Software & Services - 3.1%
Google, Inc.:
Class A (a)	25,018	14,720,841
Class C (a)	22,218	12,827,784
Yahoo!, Inc. (a)	169,385	6,902,439
		34,451,064
IT Services - 5.2%
Amadeus IT Holding SA Class A	10,900	407,786
Cognizant Technology Solutions Corp. Class A (a)	98,808	4,423,634
Computer Sciences Corp.	66,000	4,035,900
Fidelity National Information Services, Inc.	48,756	2,744,963
IBM Corp.	32,758	6,218,451
MasterCard, Inc. Class A	129,310	9,558,595
Paychex, Inc.	348,831	15,418,330
Quindell PLC	185,666	437,192
The Western Union Co.	116,899	1,875,060

	Shares	Value
Unisys Corp. (a)	63,353	$ 1,483,094
Visa, Inc. Class A	48,494	10,347,165
		56,950,170
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	309,002	6,677,533
Broadcom Corp. Class A	221,694	8,960,871
		15,638,404
Software - 3.5%
Intuit, Inc.	6,800	596,020
Microsoft Corp.	768,013	35,605,083
Oracle Corp.	73,891	2,828,547
		39,029,650
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	402,858	40,587,944
EMC Corp.	36,407	1,065,269
First Data Holdings, Inc. Class B (h)	739,120	2,956,480
		44,609,693
TOTAL INFORMATION TECHNOLOGY		216,436,367
MATERIALS - 3.4%
Chemicals - 2.9%
Airgas, Inc.	60,501	6,694,436
Balchem Corp.	6,300	356,391
E.I. du Pont de Nemours & Co.	55,652	3,993,588
FMC Corp.	54,938	3,141,904
Methanex Corp.	29,500	1,969,213
Monsanto Co.	87,819	9,880,516
Potash Corp. of Saskatchewan, Inc. (e)	25,900	896,828
Syngenta AG (Switzerland)	13,131	4,157,875
Tronox Ltd. Class A	31,800	828,390
		31,919,141
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	150,200	4,904,030
SunCoke Energy Partners LP	14,914	438,919
		5,342,949
TOTAL MATERIALS		37,262,090
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	455,980	22,794,440
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	38,600	1,315,874
Southern Co.	20,700	903,555
		2,219,429
TOTAL COMMON STOCKS (Cost $810,100,887)		1,092,229,325
Convertible Preferred Stocks - 0.8%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (h)	9,742	$ 78,618
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%	25,829	8,531,835
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,441,334)		8,610,453
Convertible Bonds - 0.2%
		Principal Amount (d)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc.:
3% 2/27/17		$ 793,000	662,956
5% 10/15/18 (h)		481,815	382,219
Peabody Energy Corp. 4.75% 12/15/41		1,050,000	719,250
			1,764,425
TOTAL CONVERTIBLE BONDS (Cost $2,091,799)			1,764,425
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (d)(f)(g) (Cost $629,660)	EUR	410,000	581,475
Money Market Funds - 0.9%
	Shares
Fidelity Cash Central Fund, 0.01% (b)	2,792,194	2,792,194
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(c)	7,501,755	7,501,755
TOTAL MONEY MARKET FUNDS (Cost $10,293,949)		10,293,949
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $829,557,629)		1,113,479,627
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(5,684,277)
NET ASSETS - 100%		$ 1,107,795,350
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,196,288 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,417,317 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13 - 4/15/14	$ 481,815
First Data Holdings, Inc. Class B	6/26/14	$ 2,956,480
NJOY, Inc. Series D	2/14/14	$ 164,894
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,518
Fidelity Securities Lending Cash Central Fund	70,130
Total	$ 71,648
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 117,234,019	$ 117,155,401	$ -	$ 78,618
Consumer Staples	127,628,073	122,460,398	5,167,675	-
Energy	114,778,871	105,213,715	9,565,156	-
Financials	222,684,206	222,684,206	-	-
Health Care	102,708,990	102,708,990	-	-
Industrials	137,093,293	137,093,293	-	-
Information Technology	216,436,367	213,479,887	-	2,956,480
Materials	37,262,090	33,104,215	4,157,875	-
Telecommunication Services	22,794,440	22,794,440	-	-
Utilities	2,219,429	2,219,429	-	-
Corporate Bonds	1,764,425	-	1,764,425	-
Preferred Securities	581,475	-	581,475	-
Money Market Funds	10,293,949	10,293,949	-	-
Total Investments in Securities:	$ 1,113,479,627	$ 1,089,207,923	$ 21,236,606	$ 3,035,098
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $831,457,951. Net unrealized appreciation aggregated $282,021,676, of which $300,198,020 related to appreciated investment securities and $18,176,344 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Opportunities Portfolio

September 30, 2014

1.808783.110

VIPGRO-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 0.2%
Tenneco, Inc. (a)	16,800	$ 878,808
Automobiles - 0.3%
Tesla Motors, Inc. (a)	5,200	1,261,936
Hotels, Restaurants & Leisure - 2.9%
Arcos Dorados Holdings, Inc. Class A	29,000	173,420
Buffalo Wild Wings, Inc. (a)	8,800	1,181,576
Chipotle Mexican Grill, Inc. (a)	3,400	2,266,406
Chuy's Holdings, Inc. (a)	21,800	684,302
Dunkin' Brands Group, Inc.	30,800	1,380,456
Las Vegas Sands Corp.	18,664	1,161,087
McDonald's Corp.	19,000	1,801,390
Panera Bread Co. Class A (a)	7,600	1,236,672
Starbucks Corp.	44,700	3,373,062
Starwood Hotels & Resorts Worldwide, Inc.	8,500	707,285
The Cheesecake Factory, Inc.	7,600	345,800
		14,311,456
Household Durables - 0.7%
Harman International Industries, Inc.	13,300	1,303,932
Lennar Corp. Class A	29,000	1,126,070
Toll Brothers, Inc. (a)	14,900	464,284
Tupperware Brands Corp.	7,100	490,184
		3,384,470
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	19,200	6,190,848
priceline.com, Inc. (a)	1,900	2,201,302
		8,392,150
Media - 3.7%
AMC Networks, Inc. Class A (a)	26,300	1,536,446
Comcast Corp. Class A	159,200	8,561,776
IMAX Corp. (a)	60,500	1,661,330
Liberty Global PLC Class A (a)	11,100	472,194
Lions Gate Entertainment Corp. (d)	33,600	1,107,792
The Walt Disney Co.	35,700	3,178,371
Twenty-First Century Fox, Inc. Class A	61,500	2,108,835
		18,626,744
Multiline Retail - 0.0%
Target Corp.	1,700	106,556
Specialty Retail - 2.7%
Abercrombie & Fitch Co. Class A	16,100	585,074
Bed Bath & Beyond, Inc. (a)	8,900	585,887
CarMax, Inc. (a)	29,700	1,379,565
DSW, Inc. Class A	18,600	560,046
Five Below, Inc. (a)	17,400	689,214
GNC Holdings, Inc.	20,200	782,548
Home Depot, Inc.	39,300	3,605,382

	Shares	Value
Lumber Liquidators Holdings, Inc. (a)(d)	53,400	$ 3,064,092
TJX Companies, Inc.	39,000	2,307,630
		13,559,438
Textiles, Apparel & Luxury Goods - 3.2%
Fossil Group, Inc. (a)	20,900	1,962,510
Kate Spade & Co. (a)	30,600	802,638
lululemon athletica, Inc. (a)(d)	145,272	6,102,877
Michael Kors Holdings Ltd. (a)	30,000	2,141,700
NIKE, Inc. Class B	22,300	1,989,160
Prada SpA	58,700	356,440
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	33,500	1,785,885
Under Armour, Inc. Class A (sub. vtg.) (a)	12,700	877,570
		16,018,780
TOTAL CONSUMER DISCRETIONARY		76,540,338
CONSUMER STAPLES - 9.3%
Beverages - 1.8%
Monster Beverage Corp. (a)	20,100	1,842,567
PepsiCo, Inc.	25,100	2,336,559
SABMiller PLC	13,000	722,449
The Coca-Cola Co.	91,000	3,882,060
		8,783,635
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	37,500	4,699,500
CVS Health Corp.	40,300	3,207,477
Wal-Mart Stores, Inc.	4,600	351,762
Walgreen Co.	42,200	2,501,194
Whole Foods Market, Inc.	28,900	1,101,379
		11,861,312
Food Products - 2.3%
Bunge Ltd.	8,700	732,801
Keurig Green Mountain, Inc.	67,300	8,757,749
Mead Johnson Nutrition Co. Class A	14,600	1,404,812
Mondelez International, Inc.	17,300	592,785
		11,488,147
Household Products - 0.7%
Procter & Gamble Co.	28,700	2,403,338
Svenska Cellulosa AB (SCA) (B Shares)	47,400	1,130,479
		3,533,817
Personal Products - 0.2%
Avon Products, Inc.	15,258	192,251
Herbalife Ltd.	20,800	910,000
		1,102,251
Tobacco - 1.9%
Altria Group, Inc.	110,800	5,090,152
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	25,700	$ 1,539,687
Philip Morris International, Inc.	33,200	2,768,880
		9,398,719
TOTAL CONSUMER STAPLES		46,167,881
ENERGY - 4.6%
Energy Equipment & Services - 1.5%
FMC Technologies, Inc. (a)	13,260	720,151
Halliburton Co.	16,700	1,077,317
National Oilwell Varco, Inc.	11,903	905,818
Schlumberger Ltd.	49,600	5,043,824
		7,747,110
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	11,000	1,115,840
Cabot Oil & Gas Corp.	29,600	967,624
Chesapeake Energy Corp.	22,136	508,907
Concho Resources, Inc. (a)	9,800	1,228,822
Continental Resources, Inc. (a)	24,600	1,635,408
EOG Resources, Inc.	5,800	574,316
Golar LNG Ltd.	4,100	272,240
Hess Corp.	17,500	1,650,600
Marathon Petroleum Corp.	11,000	931,370
Noble Energy, Inc.	17,000	1,162,120
Occidental Petroleum Corp.	22,500	2,163,375
PDC Energy, Inc. (a)	7,100	357,059
Peabody Energy Corp.	15,400	190,652
Phillips 66 Co.	5,100	414,681
Pioneer Natural Resources Co.	3,800	748,486
Range Resources Corp.	2,100	142,401
Southwestern Energy Co. (a)	11,600	405,420
Valero Energy Corp.	21,000	971,670
		15,440,991
TOTAL ENERGY		23,188,101
FINANCIALS - 4.2%
Banks - 1.1%
Bank of America Corp.	42,300	721,215
Citigroup, Inc.	15,200	787,664
HDFC Bank Ltd. sponsored ADR	22,300	1,038,734
JPMorgan Chase & Co.	28,700	1,728,888
Signature Bank (a)	4,100	459,446
Wells Fargo & Co.	17,400	902,538
		5,638,485
Capital Markets - 0.7%
BlackRock, Inc. Class A	1,400	459,648
Charles Schwab Corp.	66,200	1,945,618

	Shares	Value
Goldman Sachs Group, Inc.	3,409	$ 625,790
T. Rowe Price Group, Inc.	4,500	352,800
		3,383,856
Consumer Finance - 2.1%
American Express Co.	81,000	7,090,740
Discover Financial Services	52,400	3,374,036
		10,464,776
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	99,829	456,373
CME Group, Inc.	2,400	191,892
		648,265
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	3,587	589,775
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	13,600	271,048
TOTAL FINANCIALS		20,996,205
HEALTH CARE - 20.9%
Biotechnology - 16.7%
ACADIA Pharmaceuticals, Inc. (a)	32,918	815,050
Agios Pharmaceuticals, Inc. (a)	13,100	803,685
Alexion Pharmaceuticals, Inc. (a)	6,300	1,044,666
Alkermes PLC (a)	201,000	8,616,870
Alnylam Pharmaceuticals, Inc. (a)	32,102	2,507,166
Amarin Corp. PLC ADR (a)(d)	44,700	48,723
Amgen, Inc.	33,500	4,705,410
Asterias Biotherapeutics, Inc. (a)	7,795	47,238
Avalanche Biotechnologies, Inc. (a)(d)	700	23,933
Biogen Idec, Inc. (a)	6,500	2,150,265
Bluebird Bio, Inc. (a)	20,200	724,776
Celgene Corp. (a)	15,330	1,452,977
Celldex Therapeutics, Inc. (a)	34,800	451,008
Cepheid, Inc. (a)	19,800	871,794
Clovis Oncology, Inc. (a)	3,000	136,080
Exelixis, Inc. (a)(d)	381,228	583,279
Geron Corp. (a)(d)	187,100	374,200
Gilead Sciences, Inc. (a)	74,600	7,941,170
ImmunoGen, Inc. (a)(d)	194,763	2,062,540
Immunomedics, Inc. (a)(d)	190,569	708,917
Insmed, Inc. (a)	53,800	702,090
Intercept Pharmaceuticals, Inc. (a)	900	213,021
Ironwood Pharmaceuticals, Inc. Class A (a)	42,300	547,997
Isis Pharmaceuticals, Inc. (a)(d)	215,106	8,352,566
Lexicon Pharmaceuticals, Inc. (a)(d)	1,391,463	1,961,963
Merrimack Pharmaceuticals, Inc. (a)(d)	89,800	788,444
NPS Pharmaceuticals, Inc. (a)	77,800	2,022,800
Ophthotech Corp.	9,500	369,835
Prothena Corp. PLC (a)	20,702	458,756
Receptos, Inc. (a)	22,000	1,366,420
Regeneron Pharmaceuticals, Inc. (a)	46,400	16,728,128
Regulus Therapeutics, Inc. (a)(d)	54,300	370,869
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Rigel Pharmaceuticals, Inc. (a)	111,306	$ 215,934
Seattle Genetics, Inc. (a)(d)	261,838	9,735,137
Transition Therapeutics, Inc. (a)	139,014	959,197
uniQure B.V.	700	6,447
Vertex Pharmaceuticals, Inc. (a)	9,100	1,022,021
XOMA Corp. (a)	238,600	1,004,506
		82,895,878
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	12,100	503,239
Baxter International, Inc.	4,900	351,673
Cyberonics, Inc. (a)	9,300	475,788
Insulet Corp. (a)	20,200	744,370
Steris Corp.	17,000	917,320
		2,992,390
Health Care Providers & Services - 0.7%
Accretive Health, Inc. (a)	96,800	751,168
BioScrip, Inc. (a)	89,400	617,754
Catamaran Corp. (a)	4,600	193,743
Express Scripts Holding Co. (a)	17,926	1,266,113
McKesson Corp.	4,700	914,949
		3,743,727
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	100,700	1,350,891
athenahealth, Inc. (a)(d)	12,700	1,672,463
Castlight Health, Inc. Class B (a)	5,982	77,407
		3,100,761
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	13,900	2,278,488
Pharmaceuticals - 1.8%
AbbVie, Inc.	22,200	1,282,272
Actavis PLC (a)	6,600	1,592,448
Allergan, Inc.	12,000	2,138,280
Auxilium Pharmaceuticals, Inc. (a)(d)	37,300	1,113,405
AVANIR Pharmaceuticals Class A (a)	21,271	253,550
Bristol-Myers Squibb Co.	8,300	424,794
Hospira, Inc. (a)	9,100	473,473
Johnson & Johnson	5,000	532,950
Mylan, Inc. (a)	20,700	941,643
Revance Therapeutics, Inc.	2,700	52,191
		8,805,006
TOTAL HEALTH CARE		103,816,250
INDUSTRIALS - 7.3%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	17,700	1,648,224
The Boeing Co.	10,900	1,388,442
		3,036,666

	Shares	Value
Air Freight & Logistics - 0.7%
FedEx Corp.	10,700	$ 1,727,515
United Parcel Service, Inc. Class B	16,300	1,602,127
		3,329,642
Airlines - 2.3%
American Airlines Group, Inc.	29,300	1,039,564
Delta Air Lines, Inc.	23,100	835,065
Southwest Airlines Co.	79,300	2,677,961
Spirit Airlines, Inc. (a)	53,200	3,678,248
United Continental Holdings, Inc. (a)	68,200	3,191,078
		11,421,916
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	12,841	466,000
Electrical Equipment - 0.3%
Acuity Brands, Inc.	12,300	1,447,833
Industrial Conglomerates - 1.0%
3M Co.	9,600	1,360,128
Danaher Corp.	34,700	2,636,506
General Electric Co.	30,300	776,286
		4,772,920
Machinery - 0.4%
Caterpillar, Inc.	10,100	1,000,203
Cummins, Inc.	4,100	541,118
ITT Corp.	3,650	164,031
Xylem, Inc.	8,100	287,469
		1,992,821
Road & Rail - 1.9%
CSX Corp.	11,600	371,896
Hertz Global Holdings, Inc. (a)	68,300	1,734,137
J.B. Hunt Transport Services, Inc.	15,400	1,140,370
Kansas City Southern	2,000	242,400
Union Pacific Corp.	56,200	6,093,204
		9,582,007
Trading Companies & Distributors - 0.0%
Now, Inc.	2,975	90,470
TOTAL INDUSTRIALS		36,140,275
INFORMATION TECHNOLOGY - 35.1%
Communications Equipment - 1.6%
Infinera Corp. (a)	151,700	1,618,639
QUALCOMM, Inc.	77,095	5,764,393
ViaSat, Inc. (a)	12,200	672,464
		8,055,496
Electronic Equipment & Components - 0.5%
IPG Photonics Corp. (a)(d)	14,300	983,554
Trimble Navigation Ltd. (a)	46,800	1,427,400
		2,410,954
Internet Software & Services - 9.8%
Akamai Technologies, Inc. (a)	25,700	1,536,860
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Alibaba Group Holding Ltd. sponsored ADR	16,100	$ 1,430,485
Baidu.com, Inc. sponsored ADR (a)	5,100	1,112,973
Cornerstone OnDemand, Inc. (a)	37,500	1,290,375
eBay, Inc. (a)	25,500	1,444,065
Facebook, Inc. Class A (a)	135,096	10,677,988
Google, Inc.:
Class A (a)	22,230	13,080,354
Class C (a)	22,330	12,892,449
LinkedIn Corp. (a)	2,600	540,254
Opower, Inc. (d)	900	16,974
Qihoo 360 Technology Co. Ltd. ADR (a)	14,900	1,005,303
Rackspace Hosting, Inc. (a)	22,700	738,885
Tencent Holdings Ltd.	44,600	663,713
Twitter, Inc.	17,900	923,282
Web.com Group, Inc. (a)	66,100	1,319,356
Wix.com Ltd. (a)	11,900	193,375
		48,866,691
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	20,364	911,696
IBM Corp.	16,800	3,189,144
MasterCard, Inc. Class A	73,600	5,440,512
Visa, Inc. Class A	34,400	7,339,928
		16,881,280
Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials, Inc.	27,800	600,758
Applied Micro Circuits Corp. (a)	198,100	1,386,700
Broadcom Corp. Class A	20,800	840,736
Cavium, Inc. (a)	9,700	482,381
Cree, Inc. (a)(d)	118,800	4,864,860
Cypress Semiconductor Corp. (d)	190,500	1,881,188
First Solar, Inc. (a)	17,600	1,158,256
Intel Corp.	13,900	483,998
Mellanox Technologies Ltd. (a)	29,100	1,305,717
Micron Technology, Inc. (a)	31,800	1,089,468
NVIDIA Corp.	205,200	3,785,940
Rambus, Inc. (a)	140,900	1,758,432
Silicon Laboratories, Inc. (a)	83,500	3,393,440
Xilinx, Inc.	8,900	376,915
		23,408,789
Software - 9.2%
Adobe Systems, Inc. (a)	18,500	1,280,015
Citrix Systems, Inc. (a)	5,100	363,834
Interactive Intelligence Group, Inc. (a)	20,200	844,360
Intuit, Inc.	7,400	648,610
Microsoft Corp.	219,600	10,180,656

	Shares	Value
NetSuite, Inc. (a)	19,600	$ 1,754,984
Oracle Corp.	45,300	1,734,084
Qlik Technologies, Inc. (a)	32,200	870,688
Red Hat, Inc. (a)	75,600	4,244,940
salesforce.com, Inc. (a)	356,596	20,514,968
ServiceNow, Inc. (a)	19,500	1,146,210
Splunk, Inc. (a)	5,700	315,552
TiVo, Inc. (a)	34,800	445,266
VMware, Inc. Class A (a)	3,500	328,440
Workday, Inc. Class A (a)	8,800	726,000
		45,398,607
Technology Hardware, Storage & Peripherals - 5.9%
3D Systems Corp. (a)(d)	4,800	222,576
Apple, Inc.	272,094	27,413,467
Nimble Storage, Inc. (d)	45,364	1,178,103
SanDisk Corp.	6,700	656,265
		29,470,411
TOTAL INFORMATION TECHNOLOGY		174,492,228
MATERIALS - 1.7%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	14,100	1,011,816
Eastman Chemical Co.	4,700	380,183
Monsanto Co.	50,700	5,704,257
The Mosaic Co.	13,800	612,858
		7,709,114
Construction Materials - 0.1%
Caeserstone Sdot-Yam Ltd.	5,200	268,736
Metals & Mining - 0.1%
Nucor Corp.	10,000	542,800
TOTAL MATERIALS		8,520,650
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	11,200	512,176
Verizon Communications, Inc.	25,600	1,279,744
		1,791,920
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	27,900	805,473
TOTAL TELECOMMUNICATION SERVICES		2,597,393
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	8,800	231,176
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	21,600	$ 658,368
TOTAL UTILITIES		889,544
TOTAL COMMON STOCKS (Cost $273,310,018)		493,348,865
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.4%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (a)(e)	112,697	285,011
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.1%
Uber Technologies, Inc. 8.00% (e)	7,961	493,998
Software - 0.2%
Cloudera, Inc. Series F (e)	6,366	103,829
MongoDB, Inc. Series F, 8.00% (e)	82,814	921,720
		1,025,549
TOTAL INFORMATION TECHNOLOGY		1,519,547
TOTAL CONVERTIBLE PREFERRED STOCKS		1,804,558
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (a)(e)	119,410	1,949
Equilibrate Worldwide Therapeutics Series D (a)(e)	119,410	4,797
Neuropathic Worldwide Therapeutics Series D (a)(e)	119,410	899
Oculus Worldwide Therapeutics Series D (a)(e)	119,410	1,499
Orchestrate U.S. Therapeutics, Inc. Series D (a)(e)	119,410	2,098
Orchestrate Worldwide Therapeutics Series D (a)(e)	119,410	3,747
		14,989
TOTAL PREFERRED STOCKS (Cost $2,271,679)		1,819,547
Money Market Funds - 8.1%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	457,613	$ 457,613
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	40,141,250	40,141,250
TOTAL MONEY MARKET FUNDS (Cost $40,598,863)		40,598,863
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $316,180,560)		535,767,275
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(38,450,224)
NET ASSETS - 100%		$ 497,317,051
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,819,547 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
aTyr Pharma, Inc. 8.00%	4/8/13	$ 285,011
Cloudera, Inc. Series F	2/5/14	$ 92,689
Equilibrate Asia Therapeutics Series D	5/17/13	$ 1,949
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 4,797
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 1,384,992
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 899
Oculus Worldwide Therapeutics Series D	5/17/13	$ 1,499
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 2,098
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 3,747
Uber Technologies, Inc. 8.00%	6/6/14	$ 493,998
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,537
Fidelity Securities Lending Cash Central Fund	207,918
Total	$ 209,455
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 76,540,338	$ 76,540,338	$ -	$ -
Consumer Staples	46,167,881	46,167,881	-	-
Energy	23,188,101	23,188,101	-	-
Financials	20,996,205	20,996,205	-	-
Health Care	104,116,250	103,816,250	-	300,000
Industrials	36,140,275	36,140,275	-	-
Information Technology	176,011,775	173,828,515	663,713	1,519,547
Materials	8,520,650	8,520,650	-	-
Telecommunication Services	2,597,393	2,597,393	-	-
Utilities	889,544	889,544	-	-
Money Market Funds	40,598,863	40,598,863	-	-
Total Investments in Securities:	$ 535,767,275	$ 533,284,015	$ 663,713	$ 1,819,547
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $316,602,633. Net unrealized appreciation aggregated $219,164,642, of which $238,013,462 related to appreciated investment securities and $18,848,820 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Strategies Portfolio

September 30, 2014

1.808772.110

VIPAG-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 22.0%
Auto Components - 1.6%
Delphi Automotive PLC	5,000	$ 306,700
Tenneco, Inc. (a)	3,200	167,392
		474,092
Automobiles - 1.3%
Harley-Davidson, Inc.	6,650	387,030
Diversified Consumer Services - 1.0%
H&R Block, Inc.	400	12,404
Service Corp. International	13,900	293,846
		306,250
Hotels, Restaurants & Leisure - 4.8%
Bally Technologies, Inc. (a)	5,800	468,060
Jack in the Box, Inc.	3,700	252,303
Melco Crown Entertainment Ltd. sponsored ADR	5,800	152,482
Penn National Gaming, Inc. (a)	11,700	131,157
Wyndham Worldwide Corp.	5,350	434,741
		1,438,743
Household Durables - 2.4%
Harman International Industries, Inc.	2,200	215,688
Jarden Corp. (a)	4,000	240,440
Tupperware Brands Corp.	3,900	269,256
		725,384
Internet & Catalog Retail - 1.6%
HomeAway, Inc. (a)	2,200	78,100
Liberty Interactive Corp. Series A (a)	8,000	228,160
TripAdvisor, Inc. (a)	1,750	159,985
		466,245
Leisure Products - 0.7%
Mattel, Inc.	6,500	199,225
Media - 1.6%
DIRECTV (a)	3,000	259,560
Omnicom Group, Inc.	900	61,974
Time Warner Cable, Inc.	1,150	165,014
		486,548
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	5,000	280,350
Specialty Retail - 2.5%
GNC Holdings, Inc.	7,900	306,046
O'Reilly Automotive, Inc. (a)	3,000	451,080
		757,126
Textiles, Apparel & Luxury Goods - 3.6%
Fossil Group, Inc. (a)	2,300	215,970
Hanesbrands, Inc.	3,500	376,040

	Shares	Value
PVH Corp.	300	$ 36,345
VF Corp.	6,700	442,401
		1,070,756
TOTAL CONSUMER DISCRETIONARY		6,591,749
CONSUMER STAPLES - 7.5%
Beverages - 1.1%
Brown-Forman Corp. Class B (non-vtg.)	922	83,183
Monster Beverage Corp. (a)	2,676	245,309
		328,492
Food & Staples Retailing - 2.0%
Kroger Co.	11,300	587,600
Food Products - 2.3%
Mead Johnson Nutrition Co. Class A	5,500	529,210
The Hershey Co.	1,610	153,642
		682,852
Personal Products - 0.5%
Herbalife Ltd.	3,600	157,500
Tobacco - 1.6%
Lorillard, Inc.	8,200	491,262
TOTAL CONSUMER STAPLES		2,247,706
ENERGY - 4.3%
Energy Equipment & Services - 2.6%
Cameron International Corp. (a)	3,800	252,244
Dril-Quip, Inc. (a)	750	67,050
National Oilwell Varco, Inc.	1,900	144,590
Oceaneering International, Inc.	3,415	222,556
Oil States International, Inc. (a)	1,813	112,225
		798,665
Oil, Gas & Consumable Fuels - 1.7%
Cabot Oil & Gas Corp.	11,000	359,590
Noble Energy, Inc.	900	61,524
World Fuel Services Corp.	2,100	83,832
		504,946
TOTAL ENERGY		1,303,611
FINANCIALS - 9.7%
Capital Markets - 4.7%
Affiliated Managers Group, Inc. (a)	2,200	440,792
Ameriprise Financial, Inc.	1,900	234,422
FXCM, Inc. Class A (d)	9,466	150,036
Invesco Ltd.	5,000	197,400
Lazard Ltd. Class A	4,700	238,290
Waddell & Reed Financial, Inc. Class A	2,600	134,394
		1,395,334
Consumer Finance - 0.8%
Springleaf Holdings, Inc.	7,000	223,510
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.4%
IntercontinentalExchange Group, Inc.	2,440	$ 475,922
McGraw Hill Financial, Inc.	6,600	557,370
		1,033,292
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	8,400	249,816
TOTAL FINANCIALS		2,901,952
HEALTH CARE - 15.5%
Biotechnology - 0.6%
United Therapeutics Corp. (a)	1,500	192,975
Health Care Equipment & Supplies - 2.4%
Covidien PLC	2,900	250,879
The Cooper Companies, Inc.	1,850	288,138
Zimmer Holdings, Inc.	1,700	170,935
		709,952
Health Care Providers & Services - 4.9%
AmerisourceBergen Corp.	4,200	324,660
Cardinal Health, Inc.	2,400	179,808
Cigna Corp.	1,800	163,242
DaVita HealthCare Partners, Inc. (a)	2,400	175,536
HCA Holdings, Inc. (a)	2,500	176,300
Henry Schein, Inc. (a)	1,400	163,058
MEDNAX, Inc. (a)	2,950	161,719
Universal Health Services, Inc. Class B	1,300	135,850
		1,480,173
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	8,400	478,632
Mettler-Toledo International, Inc. (a)	500	128,065
		606,697
Pharmaceuticals - 5.6%
Actavis PLC (a)	2,000	482,560
Jazz Pharmaceuticals PLC (a)	2,550	409,428
Mylan, Inc. (a)	7,900	359,371
Salix Pharmaceuticals Ltd. (a)	2,650	414,036
		1,665,395
TOTAL HEALTH CARE		4,655,192
INDUSTRIALS - 17.5%
Aerospace & Defense - 3.1%
BE Aerospace, Inc. (a)	3,050	256,017
Meggitt PLC	36,000	263,327
TransDigm Group, Inc.	2,200	405,526
		924,870
Airlines - 3.7%
American Airlines Group, Inc.	5,200	184,496
Delta Air Lines, Inc.	8,800	318,120

	Shares	Value
Southwest Airlines Co.	10,300	$ 347,831
United Continental Holdings, Inc. (a)	5,600	262,024
		1,112,471
Commercial Services & Supplies - 1.1%
KAR Auction Services, Inc.	6,000	171,780
Stericycle, Inc. (a)	1,300	151,528
		323,308
Electrical Equipment - 3.3%
AMETEK, Inc.	7,300	366,533
Hubbell, Inc. Class B	1,500	180,795
Rockwell Automation, Inc.	3,900	428,532
		975,860
Industrial Conglomerates - 1.4%
Roper Industries, Inc.	2,850	416,927
Machinery - 2.9%
IDEX Corp.	2,500	180,925
Ingersoll-Rand PLC	2,400	135,264
Manitowoc Co., Inc.	1,300	30,485
Toro Co.	1,700	100,691
Valmont Industries, Inc.	1,200	161,916
Wabtec Corp.	3,400	275,536
		884,817
Road & Rail - 0.6%
Landstar System, Inc.	2,500	180,475
Trading Companies & Distributors - 1.4%
W.W. Grainger, Inc.	1,700	427,805
TOTAL INDUSTRIALS		5,246,533
INFORMATION TECHNOLOGY - 17.0%
Electronic Equipment & Components - 2.6%
Amphenol Corp. Class A	3,300	329,538
Ingram Micro, Inc. Class A (a)	7,500	193,575
TE Connectivity Ltd.	700	38,703
Trimble Navigation Ltd. (a)	7,700	234,850
		796,666
Internet Software & Services - 1.0%
VeriSign, Inc. (a)(d)	5,300	292,136
IT Services - 5.8%
Alliance Data Systems Corp. (a)	1,000	248,270
Amdocs Ltd.	6,000	275,280
Fidelity National Information Services, Inc.	3,800	213,940
Fiserv, Inc. (a)	5,100	329,639
FleetCor Technologies, Inc. (a)	1,700	241,604
Genpact Ltd. (a)	10,080	164,506
Total System Services, Inc.	8,600	266,256
		1,739,495
Semiconductors & Semiconductor Equipment - 2.8%
Avago Technologies Ltd.	5,800	504,600
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP Semiconductors NV (a)	1,600	$ 109,488
Xilinx, Inc.	5,200	220,220
		834,308
Software - 3.7%
Adobe Systems, Inc. (a)	3,500	242,165
Check Point Software Technologies Ltd. (a)	2,700	186,948
Intuit, Inc.	6,950	609,163
salesforce.com, Inc. (a)	1,600	92,048
		1,130,324
Technology Hardware, Storage & Peripherals - 1.1%
SanDisk Corp.	3,300	323,235
TOTAL INFORMATION TECHNOLOGY		5,116,164
MATERIALS - 5.1%
Chemicals - 3.8%
Celanese Corp. Class A	4,500	263,340
Eastman Chemical Co.	4,100	331,649
FMC Corp.	4,050	231,620
The Scotts Miracle-Gro Co. Class A	2,900	159,500
W.R. Grace & Co. (a)	1,900	172,786
		1,158,895
Containers & Packaging - 1.1%
Ball Corp.	2,000	126,540
Packaging Corp. of America	3,200	204,224
		330,764
Metals & Mining - 0.2%
SunCoke Energy, Inc. (a)	2,300	51,635
TOTAL MATERIALS		1,541,294

	Shares	Value
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Cogent Communications Group, Inc.	3,400	$ 114,274
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
NextEra Energy Partners LP	2,800	97,132
TOTAL COMMON STOCKS (Cost $23,478,638)		29,815,607
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.01% (b)	137,406	137,406
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(c)	419,283	419,283
TOTAL MONEY MARKET FUNDS (Cost $556,689)		556,689
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $24,035,327)		30,372,296
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(343,654)
NET ASSETS - 100%		$ 30,028,642
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 214
Fidelity Securities Lending Cash Central Fund	373
Total	$ 587
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $24,048,450. Net unrealized appreciation aggregated $6,323,846, of which $6,831,671 related to appreciated investment securities and $507,825 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Strategies Portfolio

September 30, 2014

1.808798.110

VIPVS-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 4.0%
Delphi Automotive PLC	213,231	$ 13,079,590
Tenneco, Inc. (a)	48,776	2,551,473
TRW Automotive Holdings Corp. (a)	27,000	2,733,750
		18,364,813
Automobiles - 3.2%
Bayerische Motoren Werke AG (BMW)	11,032	1,184,666
General Motors Co.	380,564	12,155,214
Volkswagen AG	5,739	1,190,952
		14,530,832
Diversified Consumer Services - 1.0%
Service Corp. International	226,500	4,788,210
Hotels, Restaurants & Leisure - 1.7%
Cedar Fair LP (depositary unit)	67,380	3,185,053
Wyndham Worldwide Corp.	59,233	4,813,274
		7,998,327
Household Durables - 3.1%
Lennar Corp. Class A (d)	125,814	4,885,358
PulteGroup, Inc.	220,511	3,894,224
Ryland Group, Inc.	46,100	1,532,364
Standard Pacific Corp. (a)	552,950	4,141,596
		14,453,542
Leisure Products - 0.9%
Hasbro, Inc.	79,003	4,344,770
Media - 1.0%
Omnicom Group, Inc.	35,588	2,450,590
Regal Entertainment Group Class A (d)	107,600	2,139,088
		4,589,678
Specialty Retail - 3.9%
Asbury Automotive Group, Inc. (a)	101,759	6,555,315
GameStop Corp. Class A (d)	221,487	9,125,264
Vitamin Shoppe, Inc. (a)	50,900	2,259,451
		17,940,030
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	19,000	2,301,850
TOTAL CONSUMER DISCRETIONARY		89,312,052
CONSUMER STAPLES - 5.5%
Beverages - 1.5%
Cott Corp.	1,040,261	7,142,825
Food & Staples Retailing - 1.2%
CVS Health Corp.	70,200	5,587,218
Food Products - 2.0%
Bunge Ltd.	30,986	2,609,951
Calavo Growers, Inc.	68,772	3,104,368
SunOpta, Inc. (a)	291,715	3,521,001
		9,235,320

	Shares	Value
Household Products - 0.8%
Procter & Gamble Co.	42,100	$ 3,525,454
TOTAL CONSUMER STAPLES		25,490,817
ENERGY - 4.9%
Energy Equipment & Services - 0.8%
Halliburton Co.	54,400	3,509,344
Oil, Gas & Consumable Fuels - 4.1%
Denbury Resources, Inc.	449,320	6,753,280
EP Energy Corp. (d)	80,900	1,414,132
HollyFrontier Corp.	45,300	1,978,704
Kinder Morgan Holding Co. LLC	50,500	1,936,170
The Williams Companies, Inc.	47,000	2,601,450
Valero Energy Corp.	97,000	4,488,190
		19,171,926
TOTAL ENERGY		22,681,270
FINANCIALS - 12.7%
Banks - 8.9%
Bank of America Corp.	993,887	16,945,773
CIT Group, Inc.	46,651	2,144,080
Citigroup, Inc.	67,377	3,491,476
Regions Financial Corp.	230,537	2,314,591
U.S. Bancorp	255,516	10,688,234
Wells Fargo & Co.	111,830	5,800,622
		41,384,776
Capital Markets - 0.5%
The Blackstone Group LP	78,800	2,480,624
Insurance - 3.3%
AFLAC, Inc.	162,914	9,489,741
American International Group, Inc.	59,702	3,225,102
Unum Group	69,740	2,397,661
		15,112,504
TOTAL FINANCIALS		58,977,904
HEALTH CARE - 15.4%
Health Care Equipment & Supplies - 4.8%
Alere, Inc. (a)	52,217	2,024,975
Boston Scientific Corp. (a)	528,900	6,246,309
C.R. Bard, Inc.	22,300	3,182,433
St. Jude Medical, Inc.	137,200	8,249,836
Zimmer Holdings, Inc.	25,900	2,604,245
		22,307,798
Health Care Providers & Services - 2.6%
DaVita HealthCare Partners, Inc. (a)	46,904	3,430,559
Universal Health Services, Inc. Class B	82,586	8,630,237
		12,060,796
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	53,500	$ 3,048,430
PerkinElmer, Inc.	61,500	2,681,400
		5,729,830
Pharmaceuticals - 6.7%
Johnson & Johnson	55,600	5,926,404
Merck & Co., Inc.	115,800	6,864,624
Sanofi SA sponsored ADR	322,456	18,196,192
		30,987,220
TOTAL HEALTH CARE		71,085,644
INDUSTRIALS - 7.5%
Aerospace & Defense - 5.3%
Alliant Techsystems, Inc.	82,650	10,549,446
Esterline Technologies Corp. (a)	53,378	5,939,370
Honeywell International, Inc.	41,300	3,845,856
Textron, Inc.	68,133	2,452,107
United Technologies Corp.	14,700	1,552,320
		24,339,099
Building Products - 0.7%
Allegion PLC	21,533	1,025,832
Armstrong World Industries, Inc. (a)	42,470	2,378,320
		3,404,152
Machinery - 1.0%
Blount International, Inc. (a)	86,496	1,308,684
Ingersoll-Rand PLC	61,600	3,471,776
		4,780,460
Trading Companies & Distributors - 0.5%
Aircastle Ltd.	138,200	2,260,952
TOTAL INDUSTRIALS		34,784,663
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.3%
Cisco Systems, Inc.	60,600	1,525,302
IT Services - 0.6%
Fidelity National Information Services, Inc.	49,140	2,766,582
Semiconductors & Semiconductor Equipment - 4.1%
MagnaChip Semiconductor Corp. (a)	303,800	3,554,460
Micron Technology, Inc. (a)	269,942	9,248,213
ON Semiconductor Corp. (a)	252,291	2,255,482
Spansion, Inc. Class A (a)	181,757	4,142,242
		19,200,397

	Shares	Value
Software - 4.5%
Microsoft Corp.	127,176	$ 5,895,879
Symantec Corp.	627,029	14,741,452
		20,637,331
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	167,740	16,899,805
TOTAL INFORMATION TECHNOLOGY		61,029,417
MATERIALS - 10.8%
Chemicals - 10.0%
Ashland, Inc.	24,600	2,560,860
Axiall Corp.	84,439	3,023,761
LyondellBasell Industries NV Class A	312,608	33,967,982
PPG Industries, Inc.	22,897	4,504,756
W.R. Grace & Co. (a)	24,772	2,252,766
		46,310,125
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	49,000	2,331,420
Metals & Mining - 0.3%
Carpenter Technology Corp.	26,404	1,192,141
TOTAL MATERIALS		49,833,686
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Level 3 Communications, Inc. (a)	165,365	7,562,141
UTILITIES - 4.3%
Electric Utilities - 0.4%
NextEra Energy, Inc.	20,100	1,886,988
Independent Power Producers & Energy Traders - 2.7%
Calpine Corp. (a)	243,837	5,291,263
The AES Corp.	499,992	7,089,887
		12,381,150
Multi-Utilities - 1.2%
Sempra Energy	53,261	5,612,644
TOTAL UTILITIES		19,880,782
TOTAL COMMON STOCKS (Cost $271,144,587)		440,638,376
Nonconvertible Bonds - 0.3%
Principal Amount
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Alpha Natural Resources, Inc. 6.25% 6/1/21 (Cost $1,974,194)	$ 2,330,000	1,354,313
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	21,218,235	$ 21,218,235
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	11,696,375	11,696,375
TOTAL MONEY MARKET FUNDS (Cost $32,914,610)		32,914,610
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $306,033,391)		474,907,299
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(12,031,069)
NET ASSETS - 100%		$ 462,876,230
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,394
Fidelity Securities Lending Cash Central Fund	44,741
Total	$ 62,135
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 89,312,052	$ 89,312,052	$ -	$ -
Consumer Staples	25,490,817	25,490,817	-	-
Energy	22,681,270	22,681,270	-	-
Financials	58,977,904	58,977,904	-	-
Health Care	71,085,644	71,085,644	-	-
Industrials	34,784,663	34,784,663	-	-
Information Technology	61,029,417	61,029,417	-	-
Materials	49,833,686	49,833,686	-	-
Telecommunication Services	7,562,141	7,562,141	-	-
Utilities	19,880,782	19,880,782	-	-
Corporate Bonds	1,354,313	-	1,354,313	-
Money Market Funds	32,914,610	32,914,610	-	-
Total Investments in Securities:	$ 474,907,299	$ 473,552,986	$ 1,354,313	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $306,097,919. Net unrealized appreciation aggregated $168,809,380, of which $174,128,038 related to appreciated investment securities and $5,318,658 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014